Leased Assets Under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Class of property
Other leased assets	¥ 65	¥ 112
Less-Accumulated amortization	(1,345)	(2,152)
Capital Leases, Balance Sheet, Assets by Major Class, Net	5,670	1,051
Machinery and Equipment
Class of property
Machinery and equipment	¥ 6,950	¥ 3,091